INCOME TAXES - Deferred Tax Asset and Liability Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	€ 217,553
Deferred tax liabilities, beginning of period	(136,846)
Total net deferred tax assets/(liabilities), beginning of period	80,707
Total net deferred tax assets/(liabilities), beginning of period		€ 76,875
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	17,483	4,541
Charged to equity	23,778	6,351
Translation differences and other changes	4,807	(7,060)
Deferred tax assets, end of period	236,791	217,553
Deferred tax liabilities, end of period	(110,016)	(136,846)
Total net deferred tax assets/(liabilities), end of period	126,775	80,707
Provisions
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	183,035	171,914
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	10,703	11,121
Translation differences and other changes	892
Deferred tax assets, end of period	194,630	183,035
Intercompany profit on inventory and obsolescence
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	119,920	100,835
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	15,522	19,305
Translation differences and other changes	194	(220)
Deferred tax assets, end of period	135,636	119,920
Allowances for doubtful accounts
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	5,060	5,223
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,787	(166)
Translation differences and other changes	(11)	3
Deferred tax assets, end of period	6,836	5,060
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	17,782	17,533
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	92	264
Translation differences and other changes	(13)	(15)
Deferred tax assets, end of period	17,861	17,782
Trademark step-up
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	78,678	85,374
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,674)	(6,696)
Translation differences and other changes		0
Deferred tax assets, end of period	77,004	78,678
Patent Box regime
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	94,268	78,381
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	39,224	15,887
Translation differences and other changes		0
Deferred tax assets, end of period	133,492	94,268
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	20,873	20,948
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(10,217)	2,537
Charged to equity	14,010	(52)
Translation differences and other changes	3,198	(2,560)
Deferred tax assets, end of period	27,864	20,873
Deferred tax assets (prior to offsetting)
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	519,616	480,208
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	55,437	42,252
Charged to equity	14,010	(52)
Translation differences and other changes	4,260	(2,792)
Deferred tax assets, end of period	593,323	519,616
Offsetting of deferred tax assets
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	302,063	276,826
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, end of period	356,532	302,063
Total deferred tax assets
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	217,553	203,382
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, end of period	236,791	217,553
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(3,458)	(5,057)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(645)	1,507
Translation differences and other changes	(155)	92
Deferred tax liabilities, end of period	(4,258)	(3,458)
Capitalization of development costs
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(385,257)	(355,574)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(37,132)	(29,683)
Deferred tax liabilities, end of period	(422,389)	(385,257)
Tax on undistributed earnings
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(18,859)	(10,578)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,178)	(8,281)
Deferred tax liabilities, end of period	(20,037)	(18,859)
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(31,335)	(32,124)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,001	(1,254)
Charged to equity	9,768	6,403
Translation differences and other changes	702	(4,360)
Deferred tax liabilities, end of period	(19,864)	(31,335)
Total deferred tax liabilities (prior to offsetting)
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(438,909)	(403,333)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(37,954)	(37,711)
Charged to equity	9,768	6,403
Translation differences and other changes	547	(4,268)
Deferred tax liabilities, end of period	(466,548)	(438,909)
Offsetting of deferred tax liabilities
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(302,063)	(276,826)
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, end of period	(356,532)	(302,063)
Total deferred tax liabilities
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(136,846)	(126,507)
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, end of period	€ (110,016)	€ (136,846)